Note 27 - Business Combinations - Assets and Liabilities Assumed (Details) - Jan. 21, 2019 - Saudi Steel Pipe Company [member] ر.س in Millions, $ in Millions	USD ($)	SAR (ر.س)
Statement Line Items [Line Items]
Property, Plant and Equipment	$ 179	ر.س 671
Customer relationship	81	305
Investment in associated	21	77
Working capital	45	167
Cash and Cash Equivalents	9	32
Other Receivables	3	11
Borrowings	(81)	(304)
Employees end of service benefits	(16)	(59)
Deferred tax liabilities	(13)	(47)
Net assets acquired	$ 228	ر.س 853